Schedule of Investments (unaudited)	iShares® Morningstar Mid-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Axon Enterprise Inc.(a)	6,612	$1,229,964
HEICO Corp.	4,365	590,366
HEICO Corp., Class A	7,563	917,316
Howmet Aerospace Inc.(a)	39,885	1,309,026
Huntington Ingalls Industries Inc.	4,113	843,700
Teledyne Technologies Inc.(a)	4,766	2,157,902
Textron Inc.	23,104	1,594,407
TransDigm Group Inc.(a)	5,622	3,604,208
		12,246,889
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	13,640	1,216,279
Expeditors International of Washington Inc.	17,325	2,221,931
XPO Logistics Inc.(a)	10,430	1,446,537
		4,884,747
Airlines — 1.0%
Alaska Air Group Inc.(a)	12,802	742,900
American Airlines Group Inc.(a)	65,724	1,339,455
Delta Air Lines Inc.(a)	65,568	2,616,163
Southwest Airlines Co.(a)	60,594	3,061,209
United Airlines Holdings Inc.(a)(b)	33,089	1,545,918
		9,305,645
Auto Components — 0.5%
Autoliv Inc.	8,051	812,185
BorgWarner Inc.	24,510	1,200,500
Gentex Corp.	24,703	840,643
Lear Corp.	5,587	977,613
QuantumScape Corp., Class A(a)(b)	17,441	399,573
		4,230,514
Automobiles — 0.1%
Harley-Davidson Inc.	15,813	626,511
Thor Industries Inc.	5,683	672,640
		1,299,151
Banks — 3.1%
Citizens Financial Group Inc.	43,551	1,836,110
Comerica Inc.	14,249	978,336
Commerce Bancshares Inc.	10,775	762,116
Cullen/Frost Bankers Inc.	5,801	622,563
East West Bancorp. Inc.	14,521	1,033,169
Fifth Third Bancorp.	72,169	2,619,013
First Citizens BancShares Inc./NC, Class A(b)	743	581,464
First Horizon Corp.	56,612	874,655
First Republic Bank/CA	18,026	3,515,431
Huntington Bancshares Inc./OH	151,393	2,131,614
KeyCorp	99,156	1,949,407
M&T Bank Corp.	13,161	1,761,600
People’s United Financial Inc.	43,980	690,486
Regions Financial Corp.	98,212	1,890,581
Signature Bank/New York NY	5,877	1,333,903
SVB Financial Group(a)	5,757	3,166,120
Western Alliance Bancorp.	10,593	983,242
Zions Bancorp. NA.	16,740	872,991
		27,602,801
Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	950	674,500
Brown-Forman Corp., Class A	5,687	380,403
Brown-Forman Corp., Class B, NVS	18,717	1,327,410
Security	Shares	Value

Beverages (continued)
Molson Coors Beverage Co., Class B(a)	19,276	$942,404
		3,324,717
Biotechnology — 2.3%
Acceleron Pharma Inc.(a)	5,413	676,950
Alnylam Pharmaceuticals Inc.(a)	12,059	2,157,838
Arrowhead Pharmaceuticals Inc.(a)(b)	10,637	737,038
BioMarin Pharmaceutical Inc.(a)	18,702	1,435,004
Bridgebio Pharma Inc.(a)	9,967	532,736
CRISPR Therapeutics AG(a)(b)	6,684	808,898
Exact Sciences Corp.(a)	17,603	1,898,308
Exelixis Inc.(a)	32,361	545,283
Fate Therapeutics Inc.(a)	8,228	681,278
Horizon Therapeutics PLC(a)	22,964	2,296,859
Incyte Corp.(a)	19,126	1,479,396
Mirati Therapeutics Inc.(a)	4,754	760,925
Natera Inc.(a)	8,668	992,659
Neurocrine Biosciences Inc.(a)	9,656	900,036
Novavax Inc.(a)	6,998	1,254,951
Seagen Inc.(a)	12,986	1,991,923
Ultragenyx Pharmaceutical Inc.(a)	6,520	520,492
United Therapeutics Corp.(a)	4,595	835,968
		20,506,542
Building Products — 1.3%
A O Smith Corp.	13,771	968,514
Advanced Drainage Systems Inc.	5,173	631,572
Allegion PLC	9,231	1,260,955
AZEK Co. Inc. (The), Class A(a)	14,562	529,620
Builders FirstSource Inc.(a)	21,163	941,754
Carlisle Companies Inc.	5,327	1,077,333
Fortune Brands Home & Security Inc.	14,186	1,382,709
Lennox International Inc.	3,514	1,157,617
Masco Corp.	25,968	1,550,549
Owens Corning	10,659	1,024,969
Trex Co. Inc.(a)	11,850	1,150,635
		11,676,227
Capital Markets — 3.1%
Ameriprise Financial Inc.	11,878	3,059,298
Apollo Global Management Inc., Class A	21,579	1,270,140
Ares Management Corp., Class A	11,304	809,479
Carlyle Group Inc. (The)	12,099	610,637
FactSet Research Systems Inc.	3,882	1,386,961
Franklin Resources Inc.	27,937	825,538
Invesco Ltd.	38,733	944,311
Jefferies Financial Group Inc.	20,597	683,614
KKR & Co. Inc.	59,586	3,799,203
LPL Financial Holdings Inc.	8,152	1,149,758
MarketAxess Holdings Inc.	3,888	1,847,461
Morningstar Inc.	2,219	560,586
Nasdaq Inc.	11,784	2,200,426
Northern Trust Corp.	21,346	2,408,896
Raymond James Financial Inc.	12,512	1,620,054
SEI Investments Co.	12,181	740,605
State Street Corp.	35,636	3,105,321
Tradeweb Markets Inc., Class A	10,735	931,047
		27,953,335
Chemicals — 2.4%
Albemarle Corp.	11,975	2,467,329
Axalta Coating Systems Ltd.(a)	21,265	640,077
Celanese Corp., Class A	11,513	1,793,380

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
CF Industries Holdings Inc.	21,943	$1,036,807
Corteva Inc.	75,519	3,230,703
Eastman Chemical Co.	13,992	1,577,178
FMC Corp.	13,199	1,411,633
International Flavors & Fragrances Inc.	25,495	3,840,567
LyondellBasell Industries NV, Class A	26,404	2,622,709
Mosaic Co. (The)	35,350	1,103,980
RPM International Inc.	13,300	1,151,647
Scotts Miracle-Gro Co. (The)	4,177	739,162
Westlake Chemical Corp.	3,610	299,341
		21,914,513
Commercial Services & Supplies — 0.8%
Copart Inc.(a)	21,332	3,135,804
IAA Inc.(a)	13,836	836,801
Republic Services Inc., Class A	21,591	2,555,511
Rollins Inc.	22,664	868,711
		7,396,827
Communications Equipment — 1.0%
Arista Networks Inc.(a)	5,638	2,144,639
Ciena Corp.(a)	15,886	923,612
F5 Networks Inc.(a)	6,094	1,258,472
Juniper Networks Inc.	33,480	942,127
Motorola Solutions Inc.	17,378	3,891,282
Ubiquiti Inc.	772	241,713
		9,401,845
Construction & Engineering — 0.3%
AECOM(a)	14,951	941,315
MasTec Inc.(a)	5,803	587,438
Quanta Services Inc.	14,298	1,299,688
		2,828,441
Construction Materials — 0.5%
Martin Marietta Materials Inc.	6,398	2,324,393
Vulcan Materials Co.	13,605	2,448,764
		4,773,157
Consumer Finance — 1.1%
Ally Financial Inc.	37,872	1,945,106
Discover Financial Services	31,227	3,882,141
OneMain Holdings Inc.	9,449	576,389
Santander Consumer USA Holdings Inc.	7,198	295,334
Synchrony Financial	55,455	2,607,494
Upstart Holdings Inc.(a)	1,736	209,639
		9,516,103
Containers & Packaging — 1.7%
Amcor PLC	157,521	1,820,943
AptarGroup Inc.	6,731	867,761
Avery Dennison Corp.	8,484	1,787,409
Ball Corp.	33,646	2,721,288
Berry Global Group Inc.(a)	13,783	886,109
Crown Holdings Inc.	13,820	1,378,683
International Paper Co.	40,177	2,320,624
Packaging Corp. of America	9,696	1,371,984
Sealed Air Corp.	15,526	881,100
Westrock Co.	27,320	1,344,417
		15,380,318
Distributors — 0.6%
Genuine Parts Co.	14,777	1,875,497
LKQ Corp.(a)	28,540	1,448,405
Security	Shares	Value

Distributors (continued)
Pool Corp.	4,106	$1,961,929
		5,285,831
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions Inc.(a)	6,235	932,132
Chegg Inc.(a)	14,571	1,291,428
Service Corp. International	17,218	1,075,953
		3,299,513
Diversified Financial Services — 0.2%
Equitable Holdings Inc.	39,380	1,215,660
Voya Financial Inc.	12,452	801,909
		2,017,569
Diversified Telecommunication Services — 0.1%
Lumen Technologies Inc.	101,487	1,265,543

Electric Utilities — 2.1%
Alliant Energy Corp.	25,606	1,498,719
Avangrid Inc.	7,105	370,455
Edison International	38,925	2,121,412
Entergy Corp.	20,590	2,119,123
Evergy Inc.	23,466	1,530,453
Eversource Energy	35,196	3,036,359
FirstEnergy Corp.	55,796	2,138,103
NRG Energy Inc.	25,059	1,033,433
OGE Energy Corp.	20,515	692,381
PG&E Corp.(a)	152,706	1,342,286
Pinnacle West Capital Corp.	11,542	964,334
PPL Corp.	78,928	2,239,187
		19,086,245
Electrical Equipment — 1.7%
AMETEK Inc.	23,657	3,289,506
ChargePoint Holdings Inc.(a)(b)	16,759	396,350
Generac Holdings Inc.(a)	6,452	2,705,711
Hubbell Inc.	5,556	1,113,756
Plug Power Inc.(a)	52,369	1,428,626
Rockwell Automation Inc.	11,889	3,654,917
Sensata Technologies Holding PLC(a)	16,149	946,654
Sunrun Inc.(a)	16,458	871,780
Vertiv Holdings Co., Class A(b)	25,268	708,515
		15,115,815
Electronic Equipment, Instruments & Components — 2.1%
Arrow Electronics Inc.(a)	7,582	898,998
CDW Corp./DE	14,375	2,635,656
Cognex Corp.	18,084	1,634,974
Corning Inc.	79,373	3,322,554
Flex Ltd.(a)	50,142	901,052
IPG Photonics Corp.(a)	3,688	804,574
Jabil Inc.	13,701	815,758
Keysight Technologies Inc.(a)	18,878	3,106,375
Trimble Inc.(a)	25,748	2,201,454
Zebra Technologies Corp., Class A(a)	5,484	3,029,800
		19,351,195
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	74,531	1,583,039
Halliburton Co.	90,955	1,880,949
		3,463,988
Entertainment — 0.6%
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	2,614	108,376
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	20,779	975,158

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Live Nation Entertainment Inc.(a)	14,750	$1,163,628
Playtika Holding Corp.(a)(b)	7,044	156,588
Take-Two Interactive Software Inc.(a)	11,819	2,049,651
Zynga Inc., Class A(a)	103,267	1,042,997
		5,496,398
Equity Real Estate Investment Trusts (REITs) — 7.4%
Alexandria Real Estate Equities Inc.	14,061	2,831,042
American Homes 4 Rent, Class A	27,927	1,172,934
Americold Realty Trust	25,782	1,001,631
AvalonBay Communities Inc.	14,303	3,258,653
Boston Properties Inc.	14,519	1,704,240
Camden Property Trust	9,971	1,489,568
CubeSmart	20,578	1,021,903
CyrusOne Inc.	12,554	894,724
Duke Realty Corp.	38,354	1,951,452
Equity LifeStyle Properties Inc.	17,311	1,450,662
Equity Residential	35,260	2,966,424
Essex Property Trust Inc.	6,642	2,179,240
Extra Space Storage Inc.	13,716	2,388,504
Federal Realty Investment Trust	7,235	850,330
Gaming and Leisure Properties Inc.	22,386	1,059,753
Healthpeak Properties Inc.	55,118	2,037,712
Host Hotels & Resorts Inc.(a)	72,508	1,155,052
Invitation Homes Inc.	58,218	2,368,308
Iron Mountain Inc.	29,605	1,295,515
Kilroy Realty Corp.	10,887	754,142
Kimco Realty Corp.	44,426	947,607
Lamar Advertising Co., Class A	8,884	947,034
Medical Properties Trust Inc.	60,085	1,263,588
Mid-America Apartment Communities Inc.	11,700	2,259,270
National Retail Properties Inc.	17,952	877,314
Omega Healthcare Investors Inc.	24,126	875,291
Realty Income Corp.	38,307	2,692,599
Regency Centers Corp.	16,120	1,054,409
SBA Communications Corp., Class A	11,199	3,818,747
STORE Capital Corp.	24,885	900,588
Sun Communities Inc.	11,430	2,241,537
UDR Inc.	30,374	1,670,266
Ventas Inc.	38,475	2,300,036
VEREIT Inc.	23,366	1,144,233
VICI Properties Inc.	54,987	1,715,045
Vornado Realty Trust	16,074	699,219
Welltower Inc.	42,763	3,714,394
Weyerhaeuser Co.	76,830	2,591,476
WP Carey Inc.	18,273	1,474,448
		67,018,890
Food & Staples Retailing — 0.6%
Casey’s General Stores Inc.	3,796	750,507
Kroger Co. (The)	77,575	3,157,302
Performance Food Group Co.(a)(b)	13,794	632,041
U.S. Foods Holding Corp.(a)	22,681	778,866
		5,318,716
Food Products — 2.4%
Archer-Daniels-Midland Co.	57,236	3,418,134
Beyond Meat Inc.(a)	5,097	625,402
Bunge Ltd.	14,537	1,128,507
Campbell Soup Co.	20,789	908,895
Conagra Brands Inc.	49,037	1,642,249
Darling Ingredients Inc.(a)	16,639	1,149,256
Security	Shares	Value

Food Products (continued)
Freshpet Inc.(a)	4,432	$649,066
Hershey Co. (The)	15,011	2,685,168
Hormel Foods Corp.	28,876	1,339,269
JM Smucker Co. (The)	11,241	1,473,808
Kellogg Co.	25,805	1,635,005
Lamb Weston Holdings Inc.	14,950	998,211
McCormick & Co. Inc./MD, NVS	25,545	2,150,123
Tyson Foods Inc., Class A	30,242	2,161,093
		21,964,186
Gas Utilities — 0.3%
Atmos Energy Corp.	13,340	1,315,191
UGI Corp.	21,366	982,622
		2,297,813
Health Care Equipment & Supplies — 3.7%
ABIOMED Inc.(a)	4,638	1,517,275
Cooper Companies Inc. (The)	5,032	2,122,347
DENTSPLY SIRONA Inc.	22,412	1,480,088
Dexcom Inc.(a)(b)	9,905	5,106,127
Hill-Rom Holdings Inc.	6,824	944,851
Hologic Inc.(a)	26,182	1,964,697
Insulet Corp.(a)	6,771	1,893,781
Masimo Corp.(a)	5,168	1,407,712
Novocure Ltd.(a)(b)	8,771	1,350,822
Penumbra Inc.(a)	3,477	925,682
ResMed Inc.	14,904	4,050,907
STERIS PLC	10,018	2,183,423
Teleflex Inc.	4,780	1,899,715
West Pharmaceutical Services Inc.	7,566	3,115,149
Zimmer Biomet Holdings Inc.	21,356	3,489,998
		33,452,574
Health Care Providers & Services — 2.3%
agilon health Inc.(a)(b)	4,815	177,144
Amedisys Inc.(a)(b)	3,332	868,386
AmerisourceBergen Corp., Class A	15,114	1,846,477
Cardinal Health Inc.	29,712	1,764,298
Chemed Corp.	1,638	779,721
DaVita Inc.(a)	7,188	864,357
Encompass Health Corp.	10,216	850,482
Guardant Health Inc.(a)	8,767	962,617
Henry Schein Inc.(a)	14,387	1,153,118
Laboratory Corp. of America Holdings(a)	10,008	2,963,869
LHC Group Inc.(a)	3,261	701,702
McKesson Corp.	16,206	3,303,269
Molina Healthcare Inc.(a)	5,966	1,628,778
Quest Diagnostics Inc.	13,347	1,892,604
Universal Health Services Inc., Class B	7,966	1,277,826
		21,034,648
Health Care Technology — 0.5%
Cerner Corp.	30,899	2,483,971
Teladoc Health Inc.(a)	13,478	2,000,809
		4,484,780
Hotels, Restaurants & Leisure — 3.5%
Airbnb Inc., Class A(a)	15,064	2,169,367
Aramark.	26,029	914,399
Boyd Gaming Corp.(a)	8,211	468,027
Caesars Entertainment Inc.(a)(b)	21,324	1,862,865
Carnival Corp.(a)(b)	81,599	1,766,618
Churchill Downs Inc.	3,553	660,147
Darden Restaurants Inc.	13,368	1,950,124

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Domino’s Pizza Inc.	3,984	$2,093,552
DraftKings Inc., Class A(a)(b)	33,229	1,611,607
Expedia Group Inc.(a)	14,507	2,333,741
Hilton Worldwide Holdings Inc.(a)	28,530	3,750,268
MGM Resorts International	41,701	1,565,039
Norwegian Cruise Line Holdings Ltd.(a)(b)	37,707	906,099
Penn National Gaming Inc.(a)	15,144	1,035,547
Royal Caribbean Cruises Ltd.(a)	22,408	1,722,503
Texas Roadhouse Inc.	6,725	619,843
Vail Resorts Inc.(a)	4,110	1,254,372
Wynn Resorts Ltd.(a)	10,800	1,061,964
Yum! Brands Inc.	30,511	4,008,840
		31,754,922
Household Durables — 1.9%
DR Horton Inc.	33,615	3,207,879
Garmin Ltd.	15,371	2,416,321
Lennar Corp., Class A	28,263	2,971,854
Lennar Corp., Class B	1,600	138,160
Mohawk Industries Inc.(a)	5,987	1,166,866
Newell Brands Inc.	38,728	958,518
NVR Inc.(a)	350	1,827,910
PulteGroup Inc.	27,142	1,489,282
Tempur Sealy International Inc.	18,833	814,904
Toll Brothers Inc.	11,570	685,754
Whirlpool Corp.	6,418	1,421,844
		17,099,292
Household Products — 0.5%
Church & Dwight Co. Inc.	25,161	2,178,439
Clorox Co. (The)	12,757	2,307,614
		4,486,053
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	68,107	1,614,136
Vistra Corp.	49,245	943,042
		2,557,178
Insurance — 3.6%
Aflac Inc.	64,747	3,561,085
Alleghany Corp.(a)	1,423	943,591
American Financial Group Inc./OH	7,045	891,122
Arch Capital Group Ltd.(a)	41,298	1,610,622
Arthur J Gallagher & Co.	20,996	2,924,953
Assurant Inc.	6,187	976,370
Athene Holding Ltd., Class A(a)	12,793	826,684
Brown & Brown Inc.	23,996	1,305,382
Cincinnati Financial Corp.	15,332	1,807,336
Erie Indemnity Co., Class A, NVS	2,538	469,251
Everest Re Group Ltd.	4,091	1,034,328
Fidelity National Financial Inc.	29,533	1,317,467
Globe Life Inc.	9,715	904,564
Hartford Financial Services Group Inc. (The)	36,638	2,330,910
Lincoln National Corp.	18,248	1,124,442
Loews Corp.	22,960	1,231,345
Markel Corp.(a)(b)	1,408	1,698,287
Old Republic International Corp.	29,149	718,814
Principal Financial Group Inc.	25,881	1,607,987
Reinsurance Group of America Inc.	6,983	769,387
RenaissanceRe Holdings Ltd.	5,081	775,818
W R Berkley Corp.	14,331	1,048,599
Willis Towers Watson PLC	13,217	2,723,759
		32,602,103
Security	Shares	Value

Interactive Media & Services — 0.8%
Bumble Inc., Class A(a)(b)	5,392	$274,345
IAC/InterActiveCorp.(a)	8,508	1,168,063
Pinterest Inc., Class A(a)	56,052	3,301,463
Zillow Group Inc., Class A(a)	3,805	407,630
Zillow Group Inc., Class C, NVS(a)(b)	16,377	1,740,220
		6,891,721
Internet & Direct Marketing Retail — 0.5%
Chewy Inc., Class A(a)(b)	8,546	715,300
Etsy Inc.(a)	13,030	2,391,135
Wayfair Inc., Class A(a)(b)	7,566	1,826,130
		4,932,565
IT Services — 3.5%
Affirm Holdings Inc.(a)(b)	5,231	294,610
Akamai Technologies Inc.(a)(b)	16,652	1,996,908
Broadridge Financial Solutions Inc.	11,864	2,058,285
Concentrix Corp.(a)	4,287	701,911
DXC Technology Co.(a)	26,077	1,042,559
EPAM Systems Inc.(a)	5,780	3,235,644
Euronet Worldwide Inc.(a)	5,407	772,228
FleetCor Technologies Inc.(a)	8,551	2,208,039
Gartner Inc.(a)	8,829	2,337,301
Genpact Ltd.	17,819	887,564
GoDaddy Inc., Class A(a)	17,178	1,440,375
Jack Henry & Associates Inc.	7,587	1,320,821
MongoDB Inc., Class A(a)(b)	5,456	1,958,268
Okta Inc.(a)(b)	12,813	3,174,933
Paychex Inc.	32,848	3,738,759
VeriSign Inc.(a)	10,164	2,199,185
Western Union Co. (The)	41,900	972,499
WEX Inc.(a)	4,573	867,635
		31,207,524
Leisure Products — 0.9%
Brunswick Corp./DE	7,970	832,068
Hasbro Inc.	13,132	1,305,846
Mattel Inc.(a)	35,726	775,969
Peloton Interactive Inc., Class A(a)(b)	27,532	3,250,152
Polaris Inc.	5,913	775,017
YETI Holdings Inc.(a)	7,721	743,764
		7,682,816
Life Sciences Tools & Services — 2.3%
10X Genomics Inc., Class A(a)	7,599	1,392,365
Avantor Inc.(a)(b)	52,986	1,991,214
Bio-Rad Laboratories Inc., Class A(a)	2,213	1,636,535
Bio-Techne Corp.	3,980	1,919,315
Bruker Corp.	10,420	857,045
Charles River Laboratories International Inc.(a)	5,139	2,091,162
Mettler-Toledo International Inc.(a)	2,384	3,513,325
PerkinElmer Inc.	11,453	2,087,080
PPD Inc.(a)	11,201	516,590
Repligen Corp.(a)	5,224	1,283,537
Sotera Health Co.(a)	7,440	176,328
Syneos Health Inc.(a)	10,378	930,595
Waters Corp.(a)	6,328	2,466,718
		20,861,809
Machinery — 3.9%
AGCO Corp.	6,345	838,238
Donaldson Co. Inc.	12,942	856,631
Dover Corp.	14,759	2,466,524
Fortive Corp.	34,715	2,522,392

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Graco Inc.	17,298	$1,350,628
IDEX Corp.	7,761	1,759,341
Ingersoll Rand Inc.(a)	38,141	1,863,951
ITT Inc.	8,808	862,391
Lincoln Electric Holdings Inc.	6,091	849,268
Middleby Corp. (The)(a)	5,680	1,087,663
Nordson Corp.	5,548	1,254,569
Oshkosh Corp.	7,041	841,752
Otis Worldwide Corp.	41,316	3,699,848
PACCAR Inc.	35,570	2,951,954
Pentair PLC	16,984	1,251,211
Snap-on Inc.	5,552	1,210,225
Stanley Black & Decker Inc.	16,544	3,259,995
Toro Co. (The)	10,938	1,244,088
Westinghouse Air Brake Technologies Corp.	18,228	1,547,011
Woodward Inc.	6,004	729,846
Xylem Inc./NY	18,467	2,324,072
		34,771,598
Media — 1.7%
Altice USA Inc., Class A(a)	23,546	723,569
Cable One Inc.	556	1,049,723
Discovery Inc., Class A(a)(b)	17,157	497,725
Discovery Inc., Class C, NVS(a)	30,700	832,277
DISH Network Corp., Class A(a)	25,425	1,065,053
Fox Corp., Class A, NVS	33,552	1,196,464
Fox Corp., Class B.	15,637	519,774
Interpublic Group of Companies Inc. (The)	40,155	1,419,881
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	8,351	389,908
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	17,517	809,285
New York Times Co. (The), Class A	14,898	652,234
News Corp., Class A, NVS	40,044	986,284
News Corp., Class B	12,437	292,394
Omnicom Group Inc.	21,982	1,600,729
Sirius XM Holdings Inc.	117,232	758,491
ViacomCBS Inc., Class A	824	36,693
ViacomCBS Inc., Class B, NVS	62,109	2,542,121
		15,372,605
Metals & Mining — 0.8%
Cleveland-Cliffs Inc.(a)	47,054	1,176,350
Nucor Corp.	30,668	3,190,086
Reliance Steel & Aluminum Co.	6,522	1,024,932
Royal Gold Inc.	6,716	816,128
Steel Dynamics Inc.	20,597	1,327,477
		7,534,973
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	53,627	851,060
Annaly Capital Management Inc.	142,789	1,212,279
Starwood Property Trust Inc.	29,490	767,625
		2,830,964
Multi-Utilities — 2.0%
Ameren Corp.	26,217	2,200,131
CenterPoint Energy Inc.	59,420	1,512,833
CMS Energy Corp.	29,573	1,827,316
Consolidated Edison Inc.	35,159	2,593,680
DTE Energy Co.	19,820	2,325,282
NiSource Inc.	40,135	994,144
Public Service Enterprise Group Inc.	51,752	3,220,527
WEC Energy Group Inc.	32,324	3,042,981
		17,716,894
Security	Shares	Value

Multiline Retail — 0.4%
Dollar Tree Inc.(a)	23,788	$2,373,804
Kohl’s Corp.	15,967	811,124
		3,184,928
Oil, Gas & Consumable Fuels — 3.6%
APA Corp.	38,865	728,719
Cabot Oil & Gas Corp.	41,157	658,512
Cheniere Energy Inc.(a)	23,572	2,001,970
Continental Resources Inc./OK	6,400	218,560
Devon Energy Corp.	60,926	1,574,328
Diamondback Energy Inc.	18,528	1,429,065
Hess Corp.	28,163	2,152,780
Marathon Oil Corp.	80,717	935,510
Marathon Petroleum Corp.	65,253	3,603,271
Occidental Petroleum Corp.	85,923	2,242,590
ONEOK Inc.	45,566	2,368,065
Phillips 66	44,859	3,293,996
Pioneer Natural Resources Co.	23,740	3,451,084
Targa Resources Corp.	23,331	982,468
Texas Pacific Land Corp.(b)	797	1,189,562
Valero Energy Corp.	41,762	2,796,801
Williams Companies Inc. (The)	124,461	3,117,748
		32,745,029
Personal Products — 0.0%
Coty Inc., Class A(a)	29,712	259,386
Pharmaceuticals — 0.8%
Catalent Inc.(a)	17,419	2,086,970
Elanco Animal Health Inc.(a)	48,438	1,766,534
Jazz Pharmaceuticals PLC(a)(b)	6,146	1,041,870
Royalty Pharma PLC, Class A	8,960	342,272
Viatris Inc.	123,505	1,737,715
		6,975,361
Professional Services — 2.2%
Booz Allen Hamilton Holding Corp., Class A	13,834	1,187,096
Clarivate PLC(a)	26,941	614,255
CoStar Group Inc.(a)	40,450	3,593,982
Dun & Bradstreet Holdings Inc.(a)(b)	14,384	301,489
Equifax Inc.	12,470	3,249,682
Jacobs Engineering Group Inc.	13,328	1,802,612
Leidos Holdings Inc.	13,649	1,452,527
Nielsen Holdings PLC	36,752	870,655
Robert Half International Inc.	11,543	1,133,638
TransUnion	19,623	2,355,937
Verisk Analytics Inc., Class A	16,608	3,154,523
		19,716,396
Real Estate Management & Development — 0.6%
CBRE Group Inc., Class A(a)	34,396	3,317,838
Jones Lang LaSalle Inc.(a)	5,251	1,168,715
Opendoor Technologies Inc.(a)(b)	35,263	522,598
		5,009,151
Road & Rail — 1.0%
AMERCO	918	539,747
JB Hunt Transport Services Inc.	8,555	1,441,090
Kansas City Southern	9,295	2,489,201
Knight-Swift Transportation Holdings Inc.	12,635	627,833
Lyft Inc., Class A(a)(b)	26,309	1,455,414
Old Dominion Freight Line Inc.	9,750	2,624,212
TuSimple Holdings Inc., Class A(a)(b)	3,427	126,114
		9,303,611

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.7%
Brooks Automation Inc.	7,610	$677,366
Cree Inc.(a)	11,773	1,092,063
Enphase Energy Inc.(a)	13,914	2,638,094
Entegris Inc.	13,858	1,671,829
First Solar Inc.(a)(b)	8,745	752,420
Marvell Technology Inc.	83,911	5,077,455
Maxim Integrated Products Inc.	27,509	2,748,424
MKS Instruments Inc.	5,651	884,042
Monolithic Power Systems Inc.	4,399	1,976,295
ON Semiconductor Corp.(a)	43,755	1,709,070
Qorvo Inc.(a)(b)	11,550	2,189,765
Skyworks Solutions Inc.	16,914	3,120,802
SolarEdge Technologies Inc.(a)	5,327	1,382,250
Teradyne Inc.	17,058	2,166,366
Universal Display Corp.	4,396	1,030,818
Xilinx Inc.	25,183	3,773,421
		32,890,480
Software — 7.5%
Anaplan Inc.(a)	14,844	849,077
ANSYS Inc.(a)	8,929	3,289,979
AppLovin Corp., Class A(a)(b)	2,665	163,818
Aspen Technology Inc.(a)	6,962	1,018,262
Avalara Inc.(a)	8,828	1,475,777
Bill.com Holdings Inc.(a)	6,376	1,318,684
Black Knight Inc.(a)	16,001	1,325,043
Cadence Design Systems Inc.(a)	28,500	4,208,025
Ceridian HCM Holding Inc.(a)	13,471	1,325,546
Citrix Systems Inc.	12,738	1,283,354
Cloudflare Inc., Class A(a)	19,715	2,338,791
Coupa Software Inc.(a)	7,500	1,627,500
Datadog Inc., Class A(a)	22,309	2,469,606
Dropbox Inc., Class A(a)	30,215	951,470
Dynatrace Inc.(a)	18,803	1,200,948
Elastic NV(a)	6,473	958,392
Fair Isaac Corp.(a)	2,946	1,543,439
Five9 Inc.(a)	6,876	1,384,070
Fortinet Inc.(a)	13,884	3,779,780
Guidewire Software Inc.(a)(b)	8,551	985,075
HubSpot Inc.(a)	4,503	2,683,878
Manhattan Associates Inc.(a)	6,518	1,040,468
NortonLifeLock Inc.	59,325	1,472,447
Nuance Communications Inc.(a)	29,153	1,600,500
Palo Alto Networks Inc.(a)	9,975	3,980,524
Paycom Software Inc.(a)	5,027	2,010,800
Paylocity Holding Corp.(a)	3,850	798,721
Pegasystems Inc.	4,116	525,366
Proofpoint Inc.(a)	5,867	1,024,730
PTC Inc.(a)(b)	10,769	1,458,661
RingCentral Inc., Class A(a)	8,283	2,213,797
Smartsheet Inc., Class A(a)	11,973	868,641
Splunk Inc.(a)	16,809	2,386,542
SS&C Technologies Holdings Inc.	22,794	1,786,822
Trade Desk Inc. (The), Class A(a)	44,176	3,618,456
Tyler Technologies Inc.(a)	4,180	2,059,235
VMware Inc., Class A(a)(b)	8,296	1,275,427
Zendesk Inc.(a)	12,149	1,585,809
Zscaler Inc.(a)	7,658	1,806,599
		67,694,059
Security	Shares	Value

Specialty Retail — 3.2%
Advance Auto Parts Inc.	6,707	$1,422,286
AutoNation Inc.(a)	5,567	675,444
AutoZone Inc.(a)	2,215	3,596,208
Best Buy Co. Inc.	22,789	2,560,344
Burlington Stores Inc.(a)	6,830	2,286,684
CarMax Inc.(a)(b)	16,736	2,241,787
Carvana Co., Class A(a)	6,645	2,243,086
Five Below Inc.(a)	5,728	1,113,638
Floor & Decor Holdings Inc., Class A(a)	10,726	1,308,679
GameStop Corp., Class A(a)	5,671	913,711
Gap Inc. (The)	21,409	624,501
L Brands Inc.	27,166	2,175,182
Lithia Motors Inc.	3,045	1,148,635
RH(a)(b)	1,716	1,139,561
Tractor Supply Co.	11,824	2,139,316
Ulta Beauty Inc.(a)	5,601	1,880,816
Williams-Sonoma Inc.	7,781	1,180,378
		28,650,256
Technology Hardware, Storage & Peripherals — 1.1%
Dell Technologies Inc., Class C(a)	25,542	2,467,868
Hewlett Packard Enterprise Co.	133,423	1,934,634
NetApp Inc.	22,775	1,812,662
Seagate Technology Holdings PLC	20,379	1,791,314
Western Digital Corp.(a)	31,310	2,032,958
		10,039,436
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	15,465	870,834
Deckers Outdoor Corp.(a)	2,845	1,168,868
PVH Corp.(a)	7,293	762,994
Tapestry Inc.(a)	28,482	1,204,789
Under Armour Inc., Class A(a)	19,222	393,090
Under Armour Inc., Class C, NVS(a)	20,039	351,083
VF Corp.	32,964	2,643,713
		7,395,371
Trading Companies & Distributors — 1.0%
Fastenal Co.	58,844	3,222,886
SiteOne Landscape Supply Inc.(a)	4,564	797,696
United Rentals Inc.(a)	7,423	2,446,249
Watsco Inc.	3,370	951,823
WW Grainger Inc.	4,472	1,988,162
		9,406,816
Water Utilities — 0.5%
American Water Works Co. Inc.	18,595	3,163,195
Essential Utilities Inc.	22,808	1,120,329
		4,283,524
Total Common Stocks — 99.8%
(Cost: $785,412,058)		900,052,297

Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	40,959,075	40,979,555

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,112,000	$1,112,000
		42,091,555
Total Short-Term Investments — 4.7%
(Cost: $42,092,112)		42,091,555

Total Investments in Securities — 104.5%
(Cost: $827,504,170)		942,143,852

Other Assets, Less Liabilities — (4.5)%		(40,525,498)

Net Assets — 100.0%		$901,618,354

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,118,740	$11,861,690	(a)	$—		$(2,623)	$1,748	$40,979,555	40,959,075	$29,005	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,432,000	—		(320,000	)(a)	—	—	1,112,000	1,112,000	29		—
						$(2,623)	$1,748	$42,091,555		$29,034		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	3	09/17/21	$658	$3,780
S&P MidCap 400 E-Mini Index	3	09/17/21	810	8,420
				$12,200

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
July 31, 2021

Fair Value Measurements (continued) inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$900,052,297	$—	$—	$900,052,297
Money Market Funds	42,091,555	—	—	42,091,555
	$942,143,852	$—	$—	$942,143,852
Derivative financial instruments(a)
Assets
Futures Contracts	$12,200	$—	$—	$12,200

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares